Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Movements on the provision for impairment of trade receivables
Balance at beginning of year		$ 15	$ 15
Adjusted balance			15	$ 19	$ 15
Provision for receivable impairment	$ 2	6	1
Receivables written off during the year as uncollectible	(3)		(1)
Exchange	(1)	2
Balance at end of year	$ 17	23	$ 15
IFRS 9 [member]
Movements on the provision for impairment of trade receivables
Impact of adoption of IFRS 9		$ (4)